Document and Entity Information	0 Months Ended
Jan. 31, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2015
Registrant Name	SEI DAILY INCOME TRUST /MA/
Central Index Key	0000701939
Amendment Flag	false
Document Creation Date	May 29, 2015
Document Effective Date	May 31, 2015
Prospectus Date	May 31, 2015
Class A Shares Prospectus | SDIT MONEY MARKET FUND | SDIT MONEY MARKET FUND - CLASS A
Risk/Return:
Trading Symbol	TCMXX
Class A Shares Prospectus | SDIT PRIME OBLIGATION FUND | SDIT PRIME OBLIGATION FUND - CLASS A
Risk/Return:
Trading Symbol	TCPXX
Class A Shares Prospectus | SDIT GOVERNMENT FUND | SDIT GOVERNMENT FUND - CLASS A
Risk/Return:
Trading Symbol	SEOXX
Class A Shares Prospectus | SDIT GOVERNMENT II FUND | SDIT GOVERNMENT II FUND - CLASS A
Risk/Return:
Trading Symbol	TCGXX
Class A Shares Prospectus | SDIT TREASURY FUND | SDIT TREASURY FUND - CLASS A
Risk/Return:
Trading Symbol	SEPXX
Class A Shares Prospectus | SDIT TREASURY II FUND | SDIT TREASURY II FUND - CLASS A
Risk/Return:
Trading Symbol	SCPXX
Class A Shares Prospectus | SDIT SHORT DURATION GOVERNMENT FUND | SDIT SHORT DURATION GOVERNMENT FUND - CLASS A
Risk/Return:
Trading Symbol	TCSGX
Class A Shares Prospectus | SDIT INTERMEDIATE DURATION GOVERNMENT FUND | SDIT INTERMEDIATE DURATION GOVERNMENT FUND - CLASS A
Risk/Return:
Trading Symbol	TCPGX
Class A Shares Prospectus | SDIT GNMA FUND | SDIT GNMA FUND - CLASS A
Risk/Return:
Trading Symbol	SEGMX
Class A Shares Prospectus | SDIT ULTRA SHORT DURATION BOND FUND | SDIT ULTRA SHORT DURATION BOND FUND - CLASS A
Risk/Return:
Trading Symbol	SECPX
Class B Shares Prospectus | SDIT MONEY MARKET FUND | SDIT MONEY MARKET FUND - CLASS B
Risk/Return:
Trading Symbol	SKBXX
Class B Shares Prospectus | SDIT PRIME OBLIGATION FUND | SDIT PRIME OBLIGATION FUND - CLASS B
Risk/Return:
Trading Symbol	SPBXX
Class B Shares Prospectus | SDIT GOVERNMENT FUND | SDIT GOVERNMENT FUND - CLASS B
Risk/Return:
Trading Symbol	SEVXX
Class B Shares Prospectus | SDIT GOVERNMENT II FUND | SDIT GOVERNMENT II FUND - CLASS B
Risk/Return:
Trading Symbol	SVBXX
Class B Shares Prospectus | SDIT TREASURY FUND | SDIT TREASURY FUND - CLASS B
Risk/Return:
Trading Symbol	STYXX
Class B Shares Prospectus | SDIT TREASURY II FUND | SDIT TREASURY II FUND - CLASS B
Risk/Return:
Trading Symbol	STBXX
Class C Shares Prospectus | SDIT MONEY MARKET FUND | SDIT MONEY MARKET FUND - CLASS C
Risk/Return:
Trading Symbol	SICXX
Class C Shares Prospectus | SDIT PRIME OBLIGATION FUND | SDIT PRIME OBLIGATION FUND - CLASS C
Risk/Return:
Trading Symbol	SOLXX
Class C Shares Prospectus | SDIT GOVERNMENT FUND | SDIT GOVERNMENT FUND - CLASS C
Risk/Return:
Trading Symbol	SGOXX
Class C Shares Prospectus | SDIT GOVERNMENT II FUND | SDIT GOVERNMENT II FUND - CLASS C
Risk/Return:
Trading Symbol	SGTXX
Class C Shares Prospectus | SDIT TREASURY FUND | SDIT TREASURY FUND - CLASS C
Risk/Return:
Trading Symbol	SDCXX
Class C Shares Prospectus | SDIT TREASURY II FUND | SDIT TREASURY II FUND - CLASS C
Risk/Return:
Trading Symbol	STWXX
Sweep Class Prospectus | SDIT MONEY MARKET FUND | SDIT MONEY MARKET FUND - SWEEP CLASS
Risk/Return:
Trading Symbol	SISXX
Sweep Class Prospectus | SDIT PRIME OBLIGATION FUND | SDIT PRIME OBLIGATION FUND - SWEEP CLASS
Risk/Return:
Trading Symbol	SPWXX
Sweep Class Prospectus | SDIT GOVERNMENT FUND | SDIT GOVERNMENT FUND - SWEEP CLASS
Risk/Return:
Trading Symbol	SGWXX
Sweep Class Prospectus | SDIT TREASURY FUND | SDIT TREASURY FUND - SWEEP CLASS
Risk/Return:
Trading Symbol	SSWXX
Class H Shares Prospectus | SDIT PRIME OBLIGATION FUND | SDIT PRIME OBLIGATION FUND - CLASS H
Risk/Return:
Trading Symbol	SPHXX